Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Contract Liabilities [Abstract]
Schedule of Contract Liabilities
	As of December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Media and advertising and marketing services	658	378	373
Hotel operation, hospitality and VIP services	151	186	219
	809	564	592